Expense Example, No Redemption - Class ACIS [Member] - DWS Large Cap Focus Growth Fund	Nov. 25, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 676
Expense Example, No Redemption, 3 Years	910
Expense Example, No Redemption, 5 Years	1,162
Expense Example, No Redemption, 10 Years	1,884
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,033
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	277
Expense Example, No Redemption, 5 Years	489
Expense Example, No Redemption, 10 Years	1,099
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	475
Expense Example, No Redemption, 10 Years	$ 1,066